UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                                        Form 13F

                                                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                September 30, 2000

Check here if Amendment  [    ] ;  Amendment Number:
       This Amendment  (Check only one.):     [    ]  is a restatement.
                                              [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Sound Shore Management, Inc.
Address:              P.O. Box 1810
                      8 Sound Shore Drive, Suite 180
                               Greenwich, CT 06836

Form 13F File Number:          028-02101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Shanna S. Sullivan
Title:                Vice President
Phone:                (203) 629-1980

Signature, Place, and Date of Signing:

/ S / Shanna S. Sullivan            Greenwich, CT              November 14, 2000
------------------------            -------------              -----------------
         (Signature)                (City, State)                    (Date)

Report Type (Check only one.):

[ X ] 13F  HOLDINGS  REPORT.  (Check here if all  holdings of this  reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       56

Form 13F Information Table Value Total:   $3,091,281
                                          (thousands)


List of Other Included Managers:   NONE

                                    Form 13F
 Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                             9/30/00
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           Item 1              Item 2   Item 3        Item 4    Item 5          Item 6          Item 7           Item 8
       Name of Issuer          Title    Cusip      Mkt. Value  Shares    Investment Discretion  Mgrs.       Voting Authority
                                of      Number        x $1000            Sole   Shared   Other            Sole     Shared     None
                               Class                                     (A)     (B)      (C)              (A)       (B)       (C)
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corporation               COMMON  001957109       54,291  1,848,200  X                             1,664,800     0      183,400
Allstate Corporation           COMMON  020002101      135,198  3,890,600  X                             3,506,100     0      384,500
Ambac Financial Group, Inc     COMMON  023139108       97,606  1,332,500  X                             1,195,700     0      136,800
American Standard Cos., Inc    COMMON  029712106       67,385  1,516,400  X                             1,378,600     0      137,800
BMC Software                   COMMON  055921100          316     16,500  X                                     0     0       16,500
Baxter International Inc.      COMMON  071813109        8,181    102,500  X                                65,000     0       37,500
Bellsouth Corporation          COMMON  079860102       81,855  2,021,100  X                             1,820,600     0      200,500
Boeing Company                 COMMON  097023105      108,941  1,725,800  X                             1,553,300     0      172,500
Capital One Financial Corp     COMMON  14040H105       45,744    652,900  X                               580,600     0       72,300
Cendant Corporation            COMMON  151313103       50,661  4,658,500  X                             4,195,500     0      463,000
CenturyTel, Inc.               COMMON  156700106       89,560  3,286,600  X                             2,949,800     0      336,800
CitiGroup, Inc.                COMMON  172967101        3,850     71,053  X                                39,000     0       32,053
Citizen's Communications C     COMMON  17453B101       74,499  5,570,000  X                             4,995,100     0      574,900
Compaq Computer Corporation    COMMON  204493100       67,877  2,459,300  X                             2,217,800     0      241,500
Constellation Energy Group     COMMON  210371100       43,710    878,600  X                               791,700     0       86,900
Dana Corporation               COMMON  235811106          240     11,151  X                                     0     0       11,151
Deere & Co.                    COMMON  244199105       63,730  1,916,700  X                             1,724,700     0      192,000
Delta Air, Inc.                COMMON  247361108       24,943    562,100  X                               506,000     0       56,100
Walt Disney Holding Company    COMMON  254687106       72,006  1,882,500  X                             1,692,200     0      190,300
Du Pont E I De Nemours & Co    COMMON  263534109       60,010  1,448,200  X                             1,304,400     0      143,800
Duke Energy Corporation        COMMON  264399106      119,733  1,396,300  X                             1,256,600     0      139,700
Dynegy Inc. (Hldg Co.)         COMMON  26816Q101      116,713  2,047,600  X                             1,843,000     0      204,600
Eaton Corporation              COMMON  278058102       60,436    980,700  X                               883,100     0       97,600
Energy Conversion Devices      COMMON  292659109          688     18,500  X                                     0     0       18,500
Engelhard Corporation          COMMON  292845104       40,744  2,507,300  X                             2,231,300     0      276,000
Fannie Mae                     COMMON  313586109        2,231     31,200  X                                     0     0       31,200
Grant Prideco Inc.             COMMON  38821G101       28,227  1,286,700  X                             1,169,400     0      117,300
HCA - The Healthcare Company   COMMON  404119109      123,812  3,335,000  X                             2,999,000     0      336,000
Hasbro Inc.                    COMMON  418056107       68,767  6,012,400  X                             5,412,100     0      600,300
Intl Business Machines Corp.   COMMON  459200101       88,939    791,448  X                               710,600     0       80,848
Kaufman & Broad Home Corp.     COMMON  486168107       51,432  1,909,300  X                             1,706,200     0      203,100
Kimberly-Clark Company         COMMON  494368103       49,026    878,400  X                               790,900     0       87,500
Kinder Morgan Inc.             COMMON  49455P101       65,852  1,608,600  X                             1,447,300     0      161,300
Lehman Brothers Holdings       COMMON  524908100       43,384    291,900  X                               265,800     0       26,100
MBIA Inc.                      COMMON  55262C100      111,908  1,573,400  X                             1,420,400     0      153,000
MGIC Investment Corporation    COMMON  552848103      103,069  1,686,200  X                             1,519,400     0      166,800
Merck & Co. Inc.               COMMON  589331107        1,072     14,400  X                                     0     0       14,400
Minnesota Mining & Manufac     COMMON  604059105       78,377    860,100  X                               774,900     0       85,200
Nortel Networks Corp           COMMON  656568102          748     12,562  X                                     0     0       12,562
Office Depot, Inc.             COMMON  676220106       64,393  8,242,300  X                             7,383,800     0      858,500
Pall Corporation               COMMON  696429307       33,774  1,694,000  X                             1,525,600     0      168,400
Philip Morris Co.s Inc.        COMMON  718154107          827     28,100  X                                     0     0       28,100
Polaris Industries Inc.        COMMON  731068102          282      8,000  X                                     0     0        8,000
Presidential Life Corporation  COMMON  740884101          149     10,000  X                                     0     0       10,000
T. Rowe Price Associates       COMMON  741477103       34,748    740,300  X                               664,300     0       76,000
Providian Financial Corp.      COMMON  74406A102      104,788    825,100  X                               743,800     0       81,300
Safeway, Inc.                  COMMON  786514208       86,829  1,859,800  X                             1,686,300     0      173,500
Sara Lee Corp.                 COMMON  803111103       82,743  4,073,500  X                             3,675,700     0      397,800
SCANA Corporation New          COMMON  80589M102       19,816    641,800  X                               596,300     0       45,500
Southern Energy Inc.           COMMON  842816100        1,569     50,000  X                                44,900     0        5,100
SunTrust Banks, Inc.           COMMON  867914103       50,179  1,006,100  X                               914,500     0       91,600
TJX Companies, Inc.            COMMON  872540109      114,863  5,105,000  X                             4,573,200     0      531,800
TRW Inc.                       COMMON  872649108       70,614  1,738,200  X                             1,564,700     0      173,500
Telephone & Data Systems       COMMON  879433100       15,088    136,300  X                               122,900     0       13,400
Thermo Electron Corporation    COMMON  883556102       44,730  1,720,400  X                             1,548,400     0      172,000
Weatherford International      COMMON  947074100       60,131  1,398,400  X                             1,273,900     0      124,500


   Totals:                       56                 3,091,281